CERTAIN RISKS AND CONCENTRATION (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales Revenue, Goods, Net
Concentration Risk
Concentration risk percentage	4.60%	4.60%	5.30%
Sales Revenue, Goods, Net | Foreign Currency Concentration Risk
Concentration Risk
Concentration risk percentage	58.09%
Accounts Receivable
Concentration Risk
Concentration risk percentage	10.00%	10.00%	10.00%